Expense Example, No Redemption - Pioneer Multi-Asset Income Fund	Dec. 01, 2021 USD ($)
A
Expense Example, No Redemption:
1	$ 535
3	721
5	923
10	1,505
C
Expense Example, No Redemption:
1	169
3	523
5	902
10	1,965
K
Expense Example, No Redemption:
1	60
3	189
5	329
10	738
R
Expense Example, No Redemption:
1	185
3	573
5	985
10	2,137
Y
Expense Example, No Redemption:
1	68
3	219
5	382
10	$ 857